Cover	Feb. 13, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 13, 2026
Entity File Number	001-43120
Entity Registrant Name	XFLH Capital Corporation
Entity Central Index Key	0002088103
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8 The Green #6565
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	551
Local Phone Number	358-2652
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share, $0.0001 par value, and one right
Title of 12(b) Security	Units, each consisting of one Ordinary Share, $0.0001 par value, and one right
Trading Symbol	XFLHU
Security Exchange Name	NYSE
Ordinary Shares, $0.0001 par value
Title of 12(b) Security	Ordinary Shares, $0.0001 par value
Trading Symbol	XFLH
Security Exchange Name	NYSE
Rights to receive one-seventh (1/7th) of one Ordinary Share
Title of 12(b) Security	Rights to receive one-seventh (1/7th) of one Ordinary Share
Trading Symbol	XFLHR
Security Exchange Name	NYSE